PIMCO Variable Insurance Trust

Supplement Dated September 28, 2012 to the

Administrative Class Prospectus, Institutional Class Prospectus, and Advisor Class and Class M

Prospectus, each dated April 30, 2012, as supplemented from time to time (the “Prospectuses”)

Disclosure Related to the PIMCO Global Multi-Asset Portfolio and PIMCO Global Multi-Asset

Managed Volatility Portfolio (the “Portfolios”)

Effective October 1, 2012, the PIMCO Global Multi-Asset Portfolio’s portfolio will be jointly managed by Mohamed El-Erian, Saumil Parikh, Curtis Mewbourne and Vineer Bhansali. Therefore, effective October 1, 2012, the paragraph in the “Investment Adviser/Portfolio Manager” section in the Portfolio’s Portfolio Summary in the Prospectuses is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Portfolio. The Portfolio’s portfolio is jointly managed by Mohamed El-Erian, Saumil Parikh, Curtis Mewbourne and Vineer Bhansali. All are Managing Directors of PIMCO. Dr. El-Erian and Mr. Parikh are members of PIMCO’s Investment Committee. Dr. El-Erian is also the Chief Executive Officer and Co-Chief Investment Officer of PIMCO. Dr. El-Erian, Mr. Mewbourne and Dr. Bhansali have managed the Portfolio since its inception in April 2009. Mr. Parikh has managed the Portfolio since October 2012. Dr. El-Erian is responsible for strategic portfolio oversight. Mr. Parikh is responsible for overall portfolio construction. Mr. Mewbourne focuses on developing alpha strategies, and Dr. Bhansali focuses on developing risk management strategies.

Effective October 1, 2012, the PIMCO Global Multi-Asset Managed Volatility Portfolio’s portfolio will be jointly managed by Mohamed El-Erian, Saumil Parikh, Curtis Mewbourne and Vineer Bhansali. Therefore, effective October 1, 2012, the paragraph in the “Investment Adviser/Portfolio Manager” section in the Portfolio’s Portfolio Summary in the Prospectuses is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Portfolio. The Portfolio’s portfolio is jointly managed by Mohamed El-Erian, Saumil Parikh, Curtis Mewbourne and Vineer Bhansali. All are Managing Directors of PIMCO. Dr. El-Erian and Mr. Parikh are members of PIMCO’s Investment Committee. Dr. El-Erian is also the Chief Executive Officer and Co-Chief Investment Officer of PIMCO. Dr. El-Erian, Mr. Mewbourne and Dr. Bhansali have managed the Portfolio since its inception in April 2012. Mr. Parikh has managed the Portfolio since October 2012. Dr. El-Erian is responsible for strategic portfolio oversight. Mr. Parikh is responsible for overall portfolio construction. Mr. Mewbourne focuses on developing alpha strategies, and Dr. Bhansali focuses on developing risk management strategies.

Effective October 1, 2012, the disclosure in the table in the “Management of the Portfolios—Individual Portfolio Managers” section of the Prospectuses providing information with respect to Mr. Parikh is deleted and replaced with the following:

Portfolio	Portfolio Manager(s)	Since	Recent Professional Experience
PIMCO Global Bond (Unhedged)	Saumil Parikh	1/10

Managing Director, PIMCO. Mr. Parikh joined PIMCO in 2000, and is a generalist portfolio manager. He is head of macroeconomic research for North America and also serves as a member of the short-term mortgage and global specialist portfolio management teams. Prior to joining PIMCO, he was a financial economist and market strategist at UBS Warburg.

PIMCO Global Multi-Asset**		10/12
PIMCO Global Multi-Asset Managed Volatility**		10/12

In addition, effective October 1, 2012, the footnote to the above table pertaining to the portfolio managers of the Portfolios is deleted and replaced with the following:

Dr. El-Erian is responsible for strategic portfolio oversight for the Portfolio. Mr. Parikh is responsible for overall portfolio construction. Mr. Mewbourne focuses on developing alpha strategies, and Dr. Bhansali focuses on developing risk management strategies.

Investors Should Retain This Supplement for Future Reference

PVIT_SUPP1_100112

PIMCO Variable Insurance Trust

Supplement Dated September 28, 2012 to the

PIMCO Global Multi-Asset Portfolio Administrative Class Prospectus, PIMCO Global Multi-Asset

Portfolio Institutional Class Prospectus, and PIMCO Global Multi-Asset Portfolio Advisor Class

Prospectus, each dated April 30, 2012, as supplemented from time to time (the “Prospectuses”)

Disclosure Related to the PIMCO Global Multi-Asset Portfolio (the “Portfolio”)

Effective October 1, 2012, the Portfolio’s portfolio will be jointly managed by Mohamed El-Erian, Saumil Parikh, Curtis Mewbourne and Vineer Bhansali. Therefore, effective October 1, 2012, the paragraph in the “Investment Adviser/Portfolio Managers” section in the Portfolio’s Portfolio Summary in the Prospectuses is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Portfolio. The Portfolio’s portfolio is jointly managed by Mohamed El-Erian, Saumil Parikh, Curtis Mewbourne and Vineer Bhansali. All are Managing Directors of PIMCO. Dr. El-Erian and Mr. Parikh are members of PIMCO’s Investment Committee. Dr. El-Erian is also the Chief Executive Officer and Co-Chief Investment Officer of PIMCO. Dr. El-Erian, Mr. Mewbourne and Dr. Bhansali have managed the Portfolio since its inception in April 2009. Mr. Parikh has managed the Portfolio since October 2012. Dr. El-Erian is responsible for strategic portfolio oversight. Mr. Parikh is responsible for overall portfolio construction. Mr. Mewbourne focuses on developing alpha strategies, and Dr. Bhansali focuses on developing risk management strategies.

In addition, effective October 1, 2012, the following disclosure is added to the table in the “Management of the Portfolio—Individual Portfolio Managers” section of the Prospectuses:

Portfolio Managers*	Since	Recent Professional Experience
Saumil Parikh	10/12

Managing Director, PIMCO. Mr. Parikh joined PIMCO in 2000, and is a generalist portfolio manager. He is head of macroeconomic research for North America and also serves as a member of the short-term mortgage and global specialist portfolio management teams. Prior to joining PIMCO, he was a financial economist and market strategist at UBS Warburg.

Additionally, effective October 1, 2012, the footnote to the above table pertaining to the portfolio managers of the Portfolio is deleted and replaced with the following:

*

Dr. El-Erian is responsible for strategic portfolio oversight for the Portfolio. Mr. Parikh is responsible for overall portfolio construction. Mr. Mewbourne focuses on developing alpha strategies, and Dr. Bhansali focuses on developing risk management strategies.

Investors Should Retain This Supplement for Future Reference

PVIT_SUPP2_100112

PIMCO Variable Insurance Trust

Supplement Dated September 28, 2012 to the

PIMCO Global Multi-Asset Managed Volatility Portfolio Administrative Class Prospectus, dated

April 30, 2012, as supplemented from time to time (the “Prospectus”)

Disclosure Related to the PIMCO Global Multi-Asset Managed Volatility Portfolio

(the “Portfolio”)

Effective October 1, 2012, the Portfolio’s portfolio will be jointly managed by Mohamed El-Erian, Saumil Parikh, Curtis Mewbourne and Vineer Bhansali. Therefore, effective October 1, 2012, the paragraph in the “Investment Adviser/Portfolio Managers” section in the Portfolio’s Portfolio Summary in the Prospectus is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Portfolio. The Portfolio’s portfolio is jointly managed by Mohamed El-Erian, Saumil Parikh, Curtis Mewbourne and Vineer Bhansali. All are Managing Directors of PIMCO. Dr. El-Erian and Mr. Parikh are members of PIMCO’s Investment Committee. Dr. El-Erian is also the Chief Executive Officer and Co-Chief Investment Officer of PIMCO. Dr. El-Erian, Mr. Mewbourne and Dr. Bhansali have managed the Portfolio since its inception in April 2012. Mr. Parikh has managed the Portfolio since October 2012. Dr. El-Erian is responsible for strategic portfolio oversight. Mr. Parikh is responsible for overall portfolio construction. Mr. Mewbourne focuses on developing alpha strategies, and Dr. Bhansali focuses on developing risk management strategies.

In addition, effective October 1, 2012, the following disclosure is added to the table in the “Management of the Portfolio—Individual Portfolio Managers” section of the Prospectus:

Portfolio Managers*	Since	Recent Professional Experience
Saumil Parikh	10/12

Managing Director, PIMCO. Mr. Parikh joined PIMCO in 2000, and is a generalist portfolio manager. He is head of macroeconomic research for North America and also serves as a member of the short-term mortgage and global specialist portfolio management teams. Prior to joining PIMCO, he was a financial economist and market strategist at UBS Warburg.

Additionally, effective October 1, 2012, the footnote to the above table pertaining to the portfolio managers of the Portfolio is deleted and replaced with the following:

*

Dr. El-Erian is responsible for strategic portfolio oversight for the Portfolio. Mr. Parikh is responsible for overall portfolio construction. Mr. Mewbourne focuses on developing alpha strategies, and Dr. Bhansali focuses on developing risk management strategies.

Investors Should Retain This Supplement for Future Reference

PVIT_SUPP3_100112

PIMCO Variable Insurance Trust

Supplement dated September 28, 2012 to the

Statement of Additional Information dated April 30, 2012,

as supplemented from time to time (the “SAI”)

Disclosure Related to the PIMCO Global Multi-Asset Portfolio and PIMCO Global Multi-Asset

Managed Volatility Portfolio (each a “Portfolio,” collectively the “Portfolios”)

Effective October 1, 2012, the Portfolios’ portfolios are jointly managed by Mohamed El-Erian, Saumil Parikh, Vineer Bhansali and Curtis Mewbourne. Therefore, effective October 1, 2012, the disclosure in the table in the “Portfolio Managers—Other Accounts Managed” section of the SAI providing information with respect to Mr. Parikh is deleted and replaced with the following:

	Total Number of Other Accounts	Total Assets of All Other Accounts (in $millions)	Number of Other Accounts Paying a Performance Fee	Total Assets of Other Accounts Paying a Performance Fee (in $millions)
Mr. Parikh[11]

Registered Investment Companies	12	$5,297.30	0	N/A
Pooled Investment Vehicles	17	$3,120.37	1	$609.76
Other Accounts	88	$43,932.00	7	$4,406.48

[11]

Effective October 1, 2012, Mr. Parikh manages the PIMCO Global Bond Portfolio (Unhedged), ($483.8 million). Mr. Parikh also co-manages the PIMCO Global Multi-Asset Portfolio, ($1,730.8 million). Mr. Parikh also co-manages the PIMCO Global Multi-Asset Managed Volatility Portfolio (which had not commenced operations as of December 31, 2011).

In addition, effective October 1, 2012, the following sentences are inserted before the last sentence of the paragraph immediately preceding the above table:

Effective October 1, 2012, Saumil Parikh is a portfolio manager of the PIMCO Global Multi-Asset Portfolio and PIMCO Global Multi-Asset Managed Volatility Portfolio. Information pertaining to other accounts managed by Mr. Parikh is as of August 31, 2012.

Additionally, effective October 1, 2012, the disclosure in the “Portfolio Managers—Securities Ownership” section of the SAI providing information with respect to Mr. Parikh is deleted and replaced with the following:

Portfolio Manager	Portfolios Managed by Portfolio Manager	Dollar Range of Shares Owned
Parikh**	PIMCO Global Bond (Unhedged)	None
	PIMCO Global Multi-Asset	None
	PIMCO Global Multi-Asset Managed Volatility*	None

**

As of October 1, 2012, Mr. Parikh co-manages the PIMCO Global Multi-Asset Portfolio and PIMCO Global Multi-Asset Managed Volatility Portfolio. As of June 30, 2012, to the best of the Trust’s knowledge, Mr. Parikh did not own any shares of the PIMCO Global Multi-Asset Portfolio or PIMCO Global Multi-Asset Managed Volatility Portfolio.

Investors Should Retain This Supplement For Future Reference

PVIT_SUPP4_100112